As filed with the Securities and Exchange Commission on
February 3, 1997
Registration Nos.	   2-91373
	811-4038
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	/X/

	Pre-Effective Amendment No.
	/  /
   	Post-Effective Amendment No. 21
	/X/

and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940				/X/

   	Amendment No. 22
	/X/

St. Clair Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

480 Pierce Street Birmingham, Michigan 48009
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number:  (810) 647-9200

    Teresa M.R. Hamlin, Esq.
First Data Investor Services Group, Inc.
One Exchange Place, 8th Floor
Boston, Massachusetts 02109

Copies to:

Lisa Anne Rosen, Esq.	Paul F. Roye, Esq.
Munder Capital Management	Dechert Price & Rhoads
480 Pierce Street	1500 K Street, NW
Birmingham, Michigan 48009	Washington, D.C. 20549

   /X/	It is proposed that this filing will become effective
on April 19, 1997 pursuant to paragraph (a)(2) of Rule 485.

	The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the
Registrant's fiscal year ended February 29, 1996 was filed on April 29, 1996.


ST. CLAIR FUNDS, INC.

CROSS REFERENCE SHEET

Pursuant to Rule 495(a)

    Prospectus for St. Clair Funds, Inc.
(Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index
Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder
Foreign Equity Fund and Munder Aggregate Bond Index Fund)


Part A


Item	Heading

	1.	Cover Page	Cover Page

   	2.	Synopsis	Not Applicable

	3.	Condensed Financial Information	Not Applicable

	4.	General Description of Registrant	Cover
Page; Investment Objectives and
Policies; Investment Limitations; Portfolio Instruments and Practices and Associated Risk Factors; Description of
Shares

	5.	Management of the Fund	Management;
Investment Objectives and Policies; Dividends and
Distributions; Performance

	6.	Capital Stock and Other Securities
	Management; Purchase and Redemption of Shares;
Description of Shares; Dividends and Distributions; Taxes

	7.	Purchase of Securities Being Offered	Net Asset
Value; Purchase and
Redemption of Shares

	8.	Redemption or Repurchase	Purchase and
Redemption of Shares

	9.	Pending Legal Proceedings	Not Applicable



Part B

	10.	Cover Page	Cover Page

	11.	Table of Contents	Table of Contents

	12.	General Information and History	See Prospectus -
- "Management";
General; Directors and Officers

   	13.	Investment Objectives and Policies	Fund
Investments; Investment
Limitations; Risk Factors and Special Considerations -
Index Funds; Portfolio Transactions

	14.	Management of the Fund	See Prospectus --
"Management";
Directors and Officers; Miscellaneous

   	15.	Control Persons and Principal Holders	See
Prospectus -- "Management";
		of Securities	Miscellaneous; Control Persons
and
			Principal Holder of Securities

	16.	Investment Advisory and Other Services
	Investment Advisory and Other
			Service Arrangements; See
			Prospectus -- "Management"

	17.	Brokerage Allocation and Other Practices
	Portfolio Transactions

	18.	Capital Stock and Other Securities	See
Prospectus -- "Description of
Shares"; and "Management"' Additional Information
Concerning Shares

	19.	Purchase, Redemption and Pricing	Purchase and
Redemption Information;
		of Securities Being Offered	Net Asset Value;
Additional Information
			Concerning Shares

	20.	Tax Status	Taxes

   	21.	Underwriters	Investment Advisory and Other
Service
Arrangements

	22.	Calculation of Performance Data	Performance
Information

	23.	Financial Statements	Not Applicable

                             ST. CLAIR FUNDS, INC.
                               480 PIERCE STREET
                          BIRMINGHAM, MICHIGAN  48009
                           TELEPHONE (800) 438-5789

PROSPECTUS

     St. Clair Funds, Inc. (the "Company") is an open-end investment company (a mutual fund) that currently offers a selection of investment portfolios. This Prospectus describes five of the investment portfolios offered by the Company (the "Funds"):

                    Munder S&P 500 Index Equity Fund
                    Munder S&P MidCap Index Equity Fund
                    Munder S&P SmallCap Index Equity Fund
                    Munder Aggregate Bond Index Fund
                    Munder Foreign Equity Fund

     Shares of the Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts, subject to obtaining regulatory approval ("Contracts") issued by various life insurance companies (the"Insurers"). THE
PROSPECTUS(ES) FOR THE SPECIFIC CONTRACT(S) SHOULD BE READ IN
CONJUNCTION WITH
THIS PROSPECTUS.

     Munder Capital Management (the "Advisor") serves as investment advisor to the Funds.

     This Prospectus contains the information that a prospective investor should know before investing in the Funds. Investors are encouraged to read this Prospectus and retain it for future reference. A Statement of Additional Information dated ______, 1997, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained free of charge by calling the Company at (800) 438-5789. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Funds.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR
ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT
INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY
OTHER AGENCY.  AN
INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING
THE POSSIBLE LOSS
OF PRINCIPAL.

SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED
OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

              The date of this Prospectus is ____________, 1997.

                               TABLE OF CONTENTS

THE FUNDS............................................................   3

INVESTMENT OBJECTIVES AND POLICIES...................................   3

PORTFOLIO INSTRUMENTS AND PRACTICES AND
ASSOCIATED RISK FACTORS..............................................   7

INVESTMENT LIMITATIONS...............................................  14

PURCHASE AND REDEMPTION OF SHARES....................................  14

DIVIDENDS AND DISTRIBUTIONS..........................................  15

NET ASSET VALUE......................................................  15

MANAGEMENT...........................................................  16

TAXES................................................................  18

DESCRIPTION OF SHARES................................................  20

PERFORMANCE..........................................................  20

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION, OR TO
MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE
FUNDS' STATEMENT OF
ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN
CONNECTION WITH THE
OFFERING MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH
INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN
AUTHORIZED BY THE FUND OR
LONGROW SECURITIES, INC. (THE "DISTRIBUTOR").  THIS PROSPECTUS
DOES NOT
CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY
JURISDICTION IN
WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                  THE COMPANY

     Each of the Funds is a series of shares issued by the Company, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company's principal office is located at 480 Pierce Street, Birmingham, Michigan 48009 and its telephone number is (800) 438-5789.

                      INVESTMENT OBJECTIVES AND POLICIES

     This Prospectus describes the following Funds offered by the Company:
Munder S&P 500 Index Equity Fund ("Large-Cap Index Fund"), Munder S&P MidCap Index Equity Fund ("MidCap Index Fund"), Munder S&P SmallCap Index Equity Fund ("SmallCap Index Fund"), Munder Aggregate Bond Index Fund ("Bond Index Fund") and Munder Foreign Equity Fund ("Foreign Fund"). Investing in shares of any Fund should not be considered a complete investment program, but an important segment of a well-diversified investment program.

LARGE-CAP INDEX FUND

     The investment objective of the Large-Cap Index Fund is to provide price performance and income that is comparable to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index which emphasizes large capitalization companies. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange Inc. ("NYSE"). As of December 31, 1996, the S&P 500 represented approximately 72% of the market capitalization of publicly owned stocks in the United States. Although the Fund may not hold securities of all 500 issuers included in the S&P 500, it will normally hold the securities of at least 80% of such issuers. Stock selections are based primarily on market capitalization and industry weightings. The Fund may also invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of certain S&P indices. See "Portfolio Instruments and Practices and Associated Risk Factors-- Investment Company Securities." The Fund seeks quarterly performance within a
 .95 correlation with the S&P 500. The Fund's ability to achieve performance comparable to that of the S&P 500 may be affected by, among other things, transaction costs; administration and other expenses incurred by the Fund; changes in either the composite of S&P 500 and the timing and amount of separate account purchases and redemptions.

     The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P 500 through statistical procedures. As a result, the Advisor does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

     In addition to investing in stocks, the Large-Cap Index Fund is also authorized to invest in high quality short-term fixed income securities as cash reserves or for temporary defensive purposes. The Fund may also invest in stock index futures contracts and options on futures contracts. See "Portfolio Instruments and Practices and Associated Risk Factors" for a description of investment practices of the Fund.

MIDCAP INDEX FUND

     The investment objective of the MidCap Index Fund is to provide price performance and income that is comparable to the Standard & Poor's MidCap 400 Index ("S&P MidCap 400"), an index which emphasizes medium capitalization companies. As of December 31, 1996, the S&P MidCap 400 represented approximately 10% of the market capitalization of publicly owned stocks in the United States. Although the Fund may not hold securities of all 400 issuers included in the S&P MidCap 400, it will normally hold the securities of at least 80% of such issuers. Stock selections are based primarily on market capitalization and industry weightings. The Fund may also invest in SPDRs. See "Portfolio Instruments and Practices and Associated Risk Factors--Investment Company Securities". The Fund seeks quarterly performance within a .95 correlation with the S&P MidCap 400 Index. The Fund's ability to achieve performance comparable to that of the S&P MidCap 400 may be affected by, among other things, transaction costs; administration and other expenses incurred by the Fund; changes in either the composite of S&P MidCap 400 and the timing and amount of separate account purchases and redemptions.

     The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P MidCap 400 through statistical procedures. As a result, the Advisor does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

     Medium capitalization companies typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of medium capitalization companies are traded in lower volume than those issued by larger companies and may be more volatile. As a result, the Fund may be subject to greater price volatility than a fund consisting of larger capitalization stocks.

     In addition to investing in stocks, the MidCap Index Fund is also authorized to invest in high quality short-term fixed income securities as cash reserves or for temporary defensive purposes. The Fund may also invest in stock index futures contracts and options on futures contracts. See "Portfolio Instruments and Practices and Associated Risk Factors" for a description of investment practices of the Fund.

SMALLCAP INDEX FUND

     The investment objective of the SmallCap Index Fund is to provide price performance and income that is comparable to the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600"), an index which emphasizes small capitalization companies. As of December 31, 1996, the S&P SmallCap 600 represented approximately 4% of the market capitalization of publicly owned stocks in the United States. Although the Fund may not hold securities of all 600 issuers included in the S&P SmallCap 600, it will normally hold the securities of at least 80% of such issuers. Stock selections are based primarily on market capitalization and industry weightings. The Fund seeks quarterly performance within a .95 correlation with the S&P SmallCap 600 Index. The Fund's ability to achieve performance comparable to that of the S&P SmallCap 600 may be affected by, among other things, transaction costs; administration and other expenses incurred by the Fund; changes in either the composite of S&P SmallCap 600 and the timing and amount of separate account purchases and redemptions.

     The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P SmallCap 600 through statistical procedures. As a result, the Advisor does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

     Smaller capitalization companies typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of smaller capitalization companies are traded in lower volume than those issued by larger companies and may be more volatile. As a result, the Fund may be subject to greater price volatility than a fund consisting of larger capitalization stocks.

     In addition to investing in stocks, the SmallCap Index Fund is also authorized to invest in high quality short-term fixed income securities as cash reserves or for temporary defensive purposes. The Fund may also invest in stock index futures contracts and options on futures contracts. See "Portfolio Instruments and Practices and Associated Risk Factors" for a description of investment practices of the Fund.

BOND INDEX FUND

     The investment objective of the Bond Index Fund is to provide investment exposure and income which generally correspond to the Lehman Brothers Aggregate Bond Index ("Aggregate Bond Index"). The Aggregate Bond Index is a broad market weighted index which encompasses three major classes of investment grade fixed-income securities in the United States: U.S. Treasury and agency securities, corporate bonds and international (dollar-denominated) bonds, and mortgage-backed securities, all with maturities of greater than one year. The Bond Index Fund will be constructed to approximately match the composition of the Aggregate Bond Index and seeks performance within a .95 correlation to the Aggregate Bond Index.

     The Aggregate Bond Index includes fixed-rate debt issues rated investment grade or higher by Moody's Investor Service, Inc. ("Moody's"), Standard and Poor's Corporation, or Fitch Investors' Service. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for all others.

     The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the Aggregate Bond Index through statistical procedures. As a result, the Advisor does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis. The Fund may temporarily hold securities in other categories, including bankers acceptances, certificates of deposit and commercial paper that the Advisor may determine to be a suitable investment to achieve the stated objective for the Fund. The Fund may also invest in options, futures contracts and options on futures contracts. The Fund is authorized to invest in high quality short-term fixed income securities as cash reserves or for temporary defensive purposes. See "Portfolio Investments and Practices and Associated Risk Factors" for a description of investment practices of the Fund.

FOREIGN FUND

     The investment objective of the Foreign Fund is to provide long-term appreciation by investing primarily in the common stock of foreign issuers and American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. The Fund will emphasize companies with a market capitalization of at least $100 million. In selecting issuers, the Advisor may consider, among other factors, the location of the issuer, its competitive stature, the issuer's past record and future prospects for growth, and the marketability of its securities.

     The eligible universe of investments for the Fund will consist of common stock and ADRs of foreign incorporated companies trading in the following exchanges or markets: NYSE, American Stock Exchange ("AMEX"), NASDAQ National Market System ("NASDAQ") and the United States over-the-counter market ("OTC") (the "Eligible Universe").

     On a continuing basis, but at least annually, the Advisor creates a list of securities eligible for purchase by the Fund (the "Eligible List"). The Advisor then calculates the adjusted market capitalization of all securities in the Eligible Universe. The securities will then be sorted in descending order of adjusted market capitalization. The securities in the Eligible Universe with a market capitalization greater than $100 million will constitute the Eligible List for the next 12-month period. On a regular basis, securities will be added to the Eligible Universe as new ADR facilities and exchange listings occur, provided these new listings meet the other stated eligibility requirements. There will be no fixed limit as to the number of securities that the Fund can hold.

     The securities purchased by the Fund will be selected from the Eligible List. These securities will be held in proportion to their individual market capitalization as a percentage of the market capitalization of the entire Fund portfolio. Market capitalization of a stock will be computed by multiplying the market price of the stock by the number of shares outstanding, adjusted for control blocks. A control block is defined as a block of stock owned by another corporation. The primary sources of information regarding the existence and size of control blocks will be the S&P Stock reports and the Morgan Stanley Capital International Perspective. Control blocks will be updated each time the Eligible List of securities is created or an issuer is added to the Eligible Universe. A security held in the Fund's portfolio may be retained even if such security is no longer included on the Eligible List.

     In addition to investing in stocks, the Fund may, for the purpose of hedging its portfolio, purchase and write put and call options on foreign stock indices listed on domestic stock exchanges. The Fund may also invest in convertible securities, stock index futures contracts and, to a limited extent, warrants. The Fund is also authorized to invest in high quality short-term fixed income securities as cash reserves or for temporary defensive purposes. See "Portfolio Instruments and Practices and Associated Risk Factors-- Foreign Securities."

STANDARD & POOR'S INDEXES

     "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500", "S&P MidCap 400", "Standard & Poor's 400", "400", "S&P SmallCap 600(R)", "Standard & Poor's 600", and "600" are trademarks of McGraw-Hill Companies, Inc. ("McGraw-Hill") and have been licensed for use by the Company. Standard and Poor's Ratings Service ("S&P") is a division of McGraw-Hill.

     The Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500, the S&P MidCap 400 or the S&P SmallCap 600 (together, the "Indexes") to trace general stock market performance. S&P's only relationship to the Company is the licensing of certain trademarks and trade names of S&P and of the Indexes which is determined, composed and calculated by S&P without regard to the Company or the Fund. S&P has no obligation to take the needs of the Company or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

     S&P does not guarantee the accuracy and/or the completeness of the Indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Company, owners of the Funds, or any other person or entity from the use of the Indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

INFORMATION REGARDING ALL FUNDS

     Each Fund may also lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, each Fund may enter into transactions in options on securities, securities indices and futures contracts and related options. When deemed appropriate by the Advisor, a Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "Investment Objectives and Policies" in the Statement of Additional Information.

     When the Advisor believes that market conditions warrant, a Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars. See "Portfolio Instruments and Practices and Associated Risk Factors --- Liquidity Management."

                    PORTFOLIO INSTRUMENTS AND PRACTICES AND
                            ASSOCIATED RISK FACTORS

     Investment strategies that are available to the Funds are set forth below. Additional information concerning certain of these strategies and their related risks is contained in the Statement of Additional Information.


     EQUITY SECURITIES. "Equity securities," as used in this Prospectus, refers to common stock, preferred stock, warrants or rights to subscribe to or purchase such securities and sponsored or unsponsored ADRs. Securities considered for purchase by the Funds may be listed or unlisted, and may be issued by companies with various levels of market capitalization.

     Each Fund (other than the Bond Index Fund) may invest up to 5% of its net assets at the time of purchase in warrants and similar rights (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. Each Fund (other than the Bond Index Fund) may invest in convertible preferred stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

     As mutual funds investing primarily in common stocks, the Large-Cap Index Fund, MidCap Index Fund, SmallCap Index Fund and Foreign Fund are subject to market risk --- i.e., the possibility that common stock prices will decline over short or even extended periods. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

     FOREIGN SECURITIES. There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. These considerations include the possibility of political instability (including revolution), future political and economic developments and dependence on foreign economic assistance. Investments in companies domiciled in foreign countries therefore may be subject to potentially higher risks than investments in the United States.

     The Bond Index Fund may invest in international dollar-denominated bonds and non-domestic bank obligations including Yankee bonds, which are dollar denominated bonds issued in the U.S. by foreign banks and corporations; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar denominated Certificates of Deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Banker's Acceptances ("Yankee BAs"), which are U.S. dollar denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the U.S.

     The Foreign Fund may invest in foreign securities of companies domiciled in countries with emerging economies located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and emerging market countries may lack the social, political and economic stability characteristic of more developed countries.

     In addition, many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

     The economies of most emerging markets and Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities of issuers domiciled in such countries.

     DEPOSITARY RECEIPTS. ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities, as discussed above. For purposes of the Funds' investment policies, a Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

     FUTURES CONTRACTS AND OPTIONS. The Funds may invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets.

     Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of a bond or securities index. When interest rates are rising, futures contracts can offset a decline in value of the Fund's portfolio securities. When rates are falling, these contracts can secure higher yields for securities the Fund intends to purchase.

     The Funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of a Fund's portfolio securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable requirements of the SEC.

     In addition, the Funds may write covered call options, buy put options, buy call options and write secured put options on particular securities or various stock indices. Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

     The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include:
(1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) inability to close out certain hedged positions to avoid adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave a Fund worse off than if it had not entered into the position. For a further discussion, see "Fund Investments" and the Appendix in the Statement of Additional Information.

     When a Fund invests in a derivative instrument, it may be required to segregate cash and other liquid portfolio securities to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as a Fund maintains the positions requiring segregation or cover. Segregating assets could diminish a Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

     The Funds are not commodity pools, and all futures transactions engaged in by a Fund must constitute bona fide hedging or other permissible transactions in accordance with the rules and regulations promulgated by the Commodity Futures Trading Commission. Successful use of futures and options is subject to special risk considerations.

     For a further discussion see "Additional Information on Fund Investments" and the Appendix to the Statement of Additional Information.

     CORPORATE OBLIGATIONS. The Bond Index Fund may purchase corporate bonds and commercial paper that meet the applicable quality and maturity limitations. The Bond Index Fund will purchase only those securities which are considered to be investment grade or better (within the four highest rating categories of S&P or Moody's or, if unrated, of comparable quality. Obligations rated "Baa" by Moody's lack outstanding investment characteristics and have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of obligations rated "BBB" by S&P to pay interest and repay principal than in the case of higher grade obligations. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund to sell such security. However, the Advisor will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. To the extent that the ratings given by Moody's, S&P or another nationally recognized statistical rating organization ("NRSRO") for securities may change as a result of changes in the rating systems or because of corporate reorganization of such rating organizations, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment objective and policies of the Fund. Descriptions of each rating category are included as Appendix A to the Statement of Additional Information.

     ASSET-BACKED SECURITIES. Subject to applicable credit criteria, the Bond Index Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments which, in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current market rates and current conditions in the relevant housing markets. In calculating the average weighted maturity of the Bond Index Fund, the maturity of mortgage-backed instruments will be based on estimates of average life. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. To the extent that the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of premium paid.

     Presently there are several types of mortgage-backed securities issued or guaranteed by U.S. Government agencies, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Insurers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits, or REMICs. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PAC") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes. The Fund will not purchase "residuaL" CMO interests, which normally exhibit the greatest price volatility.

     STRIPPED SECURITIES. The Bond Index Fund may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATS) and also may purchase Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations. These instruments are issued at a discount to their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Stripped securities will normally be considered illiquid investments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board of Directors.

     REPURCHASE AGREEMENTS. The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with which a Fund may enter into repurchase agreements include member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer. The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

     INVESTMENT COMPANY SECURITIES. In connection with the management of daily cash positions, the Funds may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share (i.e., "money market funds"). The Foreign Fund may purchase shares of investment companies investing primarily in foreign securities, including so called "country funds". The Large-Cap Fund and the MidCap Fund may also invest in SPDRs and shares of other open-end investment companies that are structured to seek performance that corresponds to that of the appropriate Index. Securities of other investment companies will be acquired within limits prescribed by the 1940 Act. These limitations, among other matters, restrict investments in securities of other investment companies to no more than 10% of the value of a Fund's total assets, with no more than 5% invested in the securities of any one investment company. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses a Fund bears directly in connection with its own operations.

     VARIABLE AND FLOATING RATE SECURITIES. Each Fund may purchase variable and floating rate securities. These securities may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate securities will be determined by the Advisor to be of comparable quality at the time of purchase to rated securities purchasable by the Fund. The absence of an active secondary market, however, could make it difficult to dispose of the securities, and the Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights. Variable and floating rate securities held by the Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.


     LIQUIDITY MANAGEMENT. Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if the Advisor determines that market conditions warrant, the Funds may also invest without limitation in short-term U.S. Government obligations, high quality money market instruments, variable and floating rate instruments and repurchase agreements as described above.


     High quality money market instruments may include commercial paper. The Funds may also purchase U.S. dollar-denominated bank obligations, such as certificates of deposit, bankers' acceptances and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Bond Index Fund may also invest in Yankee BAs and Yankee CDs. Short-term obligations purchased by the Funds will either have short-term debt ratings at the time of purchase in the top two categories by one or more unaffiliated NRSROs or be issued by issuers with such ratings. Unrated instruments purchased by a Fund will be of comparable quality as determined by the Advisor.


     ILLIQUID SECURITIES. Each Fund may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.


     The Funds may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). The Funds may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A securities").
Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the
Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Company's Board of Directors.


     U.S. GOVERNMENT OBLIGATIONS. The Funds may purchase obligations issued or guaranteed the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import

Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.


     BORROWING AND REVERSE REPURCHASE AGREEMENTS. Each Fund is authorized to borrow money in amounts up to 5% of the value of the Fund's total assets at the time of such borrowing for temporary purposes. The Funds may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement. Additionally, a Fund is authorized to borrow money in amounts up to 33 1/3% of its assets, as permitted by the 1940 Act, for the purpose of meeting redemption requests. Borrowing by a Fund creates an opportunity for greater total return but, at the same time, increases exposure to capital risk. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value. In addition, borrowed funds are subject to interest costs that may offset or exceed the return earned on the borrowed funds. However, a Fund will not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets. For more detailed information with respect to the risks associated with borrowing, see the heading "Borrowing" in the Statement of Additional Information.


     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk that the price or yield obtained may be less favorable than the price or yield available when the delivery takes place. Each Fund will establish a segregated account consisting of cash, U.S. Government securities or other liquid portfolio securities in an amount equal to the amount of its when-issued purchases and forward commitments. Each Fund's when-issued purchases and forward purchase commitments are not expected to exceed 25% of the value of the particular Fund's total assets absent unusual market conditions. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.


     FIXED INCOME SECURITIES. Generally, the market value of fixed income securities held by the Funds can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the yields of investment portfolios composed primarily of fixed income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower. The market value of a Fund's investment will also change in response to the relative financial strengths of each issuer. Changes in the financial strengths of an issuer or charges in the ratings of a particular security may also affect the value of those investments. Fluctuations in the market value of fixed income securities subsequent to their acquisitions will not affect cash income from such securities, but will be reflected in a Fund's net asset value.


  The Funds may purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments). Zero-coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

  As a mutual fund investing primarily in fixed-income securities, the Bond Index Fund is subject to interest rate, income, call, credit and prepayment risk.


     Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. Income risk is the potential for a decline in the Fund's income due to falling market interest rates. Credit risk is the possibility that a bond issuer will fail to make timely payments of either interest or principal to the Fund. Prepayment risk (applicable to mortgage-backed securities) and call risk (applicable to corporate bonds) (is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring the Fund to invest proceeds at generally lower interest rates.


     LENDING OF PORTFOLIO SECURITIES. To enhance the return of the portfolio, a Fund may lend securities in its portfolio representing up to 25% of its total assets, taken at market value, to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.


     DIVERSIFICATION. Each Fund is classified as a diversified investment company under the 1940 Act.


     PORTFOLIO TRANSACTIONS AND TURNOVER. All orders for the purchase or sale of securities on behalf of the Funds are placed by the Advisor with broker/dealers that the Advisor selects. A high portfolio turnover rate involves larger brokerage commission expenses or transaction costs which must be borne directly by the Fund, and may result in the realization of short-term capital gains which are taxable to shareholders as ordinary income. The Advisor will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with a Fund's objective and policies. It is anticipated that each Fund's annual portfolio turnover rate will range from [___% to ___%.]


                            INVESTMENT LIMITATIONS


     Each Fund's investment objective and policies may be changed by the Company's Board of Directors without shareholder approval. No assurance can be given that any Fund will achieve its investment objective.


     Each Fund has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Fund" (as defined in the Statement of Additional Information). These limitations are set forth in the Statement of Additional Information.


                       PURCHASE AND REDEMPTION OF SHARES


     Shares of each Fund are sold by the Distributor on a continuous basis to separate accounts of the Insurers. The Distributor is a registered broker/dealer with principal offices at 222 South Central Avenue, St. Louis, Missouri 63105.


     Each Fund's shares are continuously offered to each Insurer's separate accounts at the net asset value per share next determined after a proper purchase request has been received by the Insurer.

The Funds and the Distributor reserve the right to reject any purchase order for shares of the Funds.


     Payments for redeemed shares will ordinarily be made within seven (7) business days after the Funds receive a redemption order from the relevant Insurer. The redemption price will be the net asset value per share next determined after the Insurer receives the Contractowner's request in proper form. The Company reserves the right to suspend or postpone redemptions during any period when: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (ii) the SEC has by order permitted such suspension or postponement for the protection of shareholders; or (iii) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable.


     THE  PROSPECTUS FOR THE RELEVANT INSURER'S VARIABLE ANNUITY
OR
VARIABLE LIFE INSURANCE POLICY DESCRIBES THE ALLOCATION,
TRANSFER AND WITHDRAWAL
PROVISIONS OF SUCH ANNUITY OR POLICY.


                          DIVIDENDS AND DISTRIBUTIONS


     Each Fund expects to pay dividends and distributions from the net income and capital gains, if any, earned on investments held by the Fund. Dividends from net income are declared and paid quarterly for each Fund (other than the Foreign Fund). Dividends from net income are declared and paid at least annually for the Foreign Fund. Each Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually. All dividends and capital gains distributions paid by each Fund will be automatically reinvested, at net asset value, by the Insurers' separate accounts in additional shares of the Fund. Contractowners who own units in a separate account which correspond to shares in the Funds will be notified when distributions are made.


     A Fund's expenses are deducted from the income of the Fund before dividends are declared and paid. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; shareholder servicing fees; fees and expenses of officers and Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; expenses of preparing prospectuses and statements of additional information; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and Directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator or an Insurer. Any general expenses of the Company that are not readily identifiable as belonging to a particular fund of the Company are allocated among all funds of the Company by or under the direction of the Board of Directors in a manner that the Board determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Funds in addition to the Company's other funds.
Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear expenses in connection with the performance of their services, and each Fund bears the expenses incurred in its operations. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.


                                NET ASSET VALUE


     Net asset value for shares in a Fund is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged, by the number of outstanding shares.

     The net asset value per share of each Fund for the purpose of pricing purchase and redemption orders is determined as of the close of regular trading hours on the NYSE (currently 4:00 p.m., New York time) on each day on which the NYSE is open for trading (a "Business Day"). With respect to the Funds, securities traded on a national securities exchange or on NASDAQ are valued at the last sale price on such exchange or market as of the close of business on the date of valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if no market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).


     The Company does not accept purchase and redemption orders on days on which the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.


                                  MANAGEMENT


BOARD OF DIRECTORS


     The Company is managed under the direction of its Board of Directors. The Statement of Additional Information contains the name and background information of each Director.


INVESTMENT ADVISOR


     Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009, serves as the Funds' investment advisor. The Advisor was formed in December 1994. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC, Woodbridge Capital Management, Inc. ("Woodbridge") and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of September 30, 1996, the Advisor and its affiliates had approximately $36 billion in assets under active management, of which $18 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $10 billion were invested in other fixed income securities.


     Subject to the supervision of the Board of Directors of the Company, the Advisor provides overall investment management for the Funds, provides research and credit analysis, is responsible for all purchases and sales of portfolio securities, maintains books and records with respect to the Funds' securities transactions and provides periodic and special reports to the Board of Directors as requested.

     For the advisory services provided and expenses assumed with regard to the Funds, the Advisor has agreed to a fee, computed daily and payable monthly, at an annual rate of .05% of each Fund's average daily net assets.


     The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. Such payments are made out of the Advisor's own resources and do not involve additional costs to the Funds or their shareholders.


PORTFOLIO MANAGERS


     Todd B. Johnson, Chief Investment Officer of the Advisor is the co-manager of the Foreign Fund. Mr. Johnson is also the co-manager of the Munder International Equity Fund (previously, from January, 1996 to October, 1996, was the portfolio manager,) and the Munder Index 500 Fund (previously, from July, 1992 to October, 1996, was the portfolio manager) of The Munder Funds Trust. Mr. Johnson previously served as a portfolio manager at Woodbridge Capital Management (June, 1992 to December, 1994) and Manufacturers Bank (June, 1986 to June, 1992). Mr. Johnson received a B.A. in Finance from Michigan State University and an M.B.A. from Wayne State University.


     Theodore Miller, Senior Portfolio Manager of the Advisor is the co-manager of the Foreign Fund. Mr. Miller is also the co-manager of the Munder International Equity Fund of The Munder Funds Trust (since October, 1996.) Prior to being appointed co-manager of the Munder International Equity Fund, Mr. Miller acted as the primary analyst for the Fund, assisting the manager with portfolio decisions Prior to joining the Advisor, Mr. Miller worked in Derivatives Marketing for Interacciones Global Inc. (1993-1995), in Equity Sales/Trader for McDonald & Co. Securities Inc. (1991-1993) and started his career in 1986 and was a derivative and equity transaction execution specialist with various New York investment banks. Mr. Miller received his B.S. from the University of Pittsburgh and his M.B.A. from Indiana University.


ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT


     First Data Investor Services Group, Inc. ("First Data"), whose principal business address is 53 State Street, Boston, Massachusetts 02109 (the "Administrator"), serves as administrator for the Company. First Data is a wholly-owned subsidiary of First Data Corporation. The Administrator generally assists the Company in all aspects of its administration and operations, including the maintenance of financial records and fund accounting.


     First Data also serves as the Company's transfer agent and dividend disbursing agent ("Transfer Agent"). Shareholder inquiries may be directed to First Data at P.O. Box 5130, Westborough, Massachusetts 01581-5130.


     As compensation for these services, the Administrator is entitled to receive fees, computed daily and payable monthly, at the rate of [ ___% of average daily net assets of the Funds] The Transfer Agent is entitled to receive fees, based on the aggregate average daily net assets of the Funds, computed daily and payable monthly at the rate of [ ___%.] The Administrator and Transfer Agent are also entitled to reimbursement for out-of-pocket expenses.


     Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. The Custodian is a wholly owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. As compensation for its services, the Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which the custodian provides services, [computed daily and payable monthly at an annual rate of .03% of the first $100 million of average daily net assets, .02% of the next $500 million of net assets and .01% of net assets in excess of $600 million.] The Custodian also receives certain transaction based fees.


     For an additional description of the services performed by the Administrator, Transfer Agent and Custodian, see the Statement of Additional Information.


SHAREHOLDER SERVICING ARRANGEMENTS


     The Funds have adopted a Shareholder Serving Plan (the "Plan") that provides for payment to the Insurers offering the separate accounts, dealers that offer the Contracts and the Funds' Distributor ("Service Organizations") for providing shareholder services to Contractowners. The Plan authorizes payments at an annual rate of up to .25% of each Fund's average daily net assets.


     The services provided by the Service Organizations under the Plan may include execution and processing of orders from Insurers; processing purchase, exchange and redemption requests furnished to the Insurers by the Contractowners, placing orders with the Transfer Agent; processing dividend and distribution payments from the Funds; providing statements of additional information and information periodically showing positions in Fund shares and providing such other similar services as may reasonably be requested.


                                     TAXES


     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.


     Qualification as a regulated investment company under the Code for any taxable year requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income for such year. In general a Fund's investment company income will be its taxable income (including dividends, interest, and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each taxable year.


     The Funds serve as the underlying investments for Contracts issued through separate accounts of life insurance companies which may or may not be affiliated. Section 817(h) of the code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Contracts (that is, the assets of the Fund's), which are in addition to the diversification requirements imposed on the Funds by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in imposition of Federal income tax on a Contract owner with respect to the increase in the value of the contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     The Treasury Regulations amplify the diversifications standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.


     Each Fund will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Fund.


     Currently, the State of California imposes diversification requirements on variable insurance products funds investing in non-U.S. securities. Under these requirements, a fund investing at least 80% of its assets in non-U.S. securities must be invested in at least five countries; less than 80% but at least 60%, in at least four counties; less than 60% but at least 40%, in at least three countries; and less than 40% but at least 20%, in at least two countries, except that up to 25% of a fund's assets may be invested in securities of issuers located in any of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany. The Funds intend to comply with the California diversification requirements, to the extent applicable.


TAXES - FOREIGN INVESTMENTS


     Income or gain from investments in foreign securities may be subject to foreign withholding or other taxes. It is expected that the Funds will be subject to foreign withholding taxes with respect to income received from sources within foreign countries. If more than 50% of the value of a Fund's total assets at the close of a taxable year consists of stock or securities of foreign corporations, the Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and the shareholders would be entitled
(a) to credit their proportionate amount of such taxes against their U.S. Federal income tax liabilities subject to certain limitations described in the Statement of Additional Information, or (b) if they itemize their deductions, to deduct such proportionate amount from their U.S. income.


     If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares even if it distributes such income to its shareholders. If a Fund elects to treat the PFIC as a "qualified election fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains on the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above.


     The prospectus for an Insurer's variable annuity contracts or variable life insurance polices describes the federal income tax treatment of distributions from such contracts to Contractowners.

     The foregoing is only a brief summary of important tax law provisions that can affect the Funds. Other Federal, state or local law provisions may also affect the Funds and their operations. Anyone who is considering allocating, transferring or withdrawing monies held under an Insurer's variable contract to or from a Fund should consult a qualified tax adviser.


                             DESCRIPTION OF SHARES


     The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc. which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Funds, Inc. on September 18, 1996. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors has authorized the issuance of shares of common stock representing interests in Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund and Institutional Index Equity Fund, each of which is classified as a diversified investment company under the 1940 Act.


     Each share of a Fund has a par value of $.001 and represents an equal proportionate interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Company's Board of Directors. The Company's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Shareholders will vote in the aggregate and not by Fund, except where otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate number of shares can elect 100% of the Directors, if they chose to do so and, in such event, the holders of the remaining shares would not be able to elect any person or persons to the Board of Directors. The Company is not required and does not currently intend to hold annual meetings of shareholders for the election of Board members except as required under the 1940 Act. A meeting of shareholders will be called upon the written request of at least 10% of the outstanding shares of the Company. To the extent required by law, the Company will assist in shareholder communications in connection with such a meeting. For further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.


     Through their respective separate accounts, the Insurers are the Funds' sole stockholders of record, and as such under the 1940 Act, the Insurers are deemed to be in control of the Funds. Nevertheless, when a shareholders' meeting occurs, each Insurer solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for an investment in a Fund as of the record date of the meeting. Each Insurer then votes each Fund's shares that are attributable to its Contractowners' interests in the Fund in proportion to the voting instructions received. Each Insurer will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.


                                  PERFORMANCE


     The Funds' performance may be used from time to time in advertisements, shareholder reports or other communications to existing or prospective owners of the Insurers' Contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by a Fund. Performance information may include a Fund's investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return or yield basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar Inc.


     The Company may provide period and average annualized "total return" quotations for the Funds. A Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect.


     The yield of the shares in the Bond Index Fund is computed based on the net income of the Fund during a 30-day (or one month) period (which period will be identified in connection with the particular yield quotation). More specifically, the Fund's yield is computed by dividing the per share net income during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis.


     Performance will fluctuate and any quotation of performance should not be considered as representative of future performance of shares in a Fund. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a fund, portfolio maturity, operating expenses, and market conditions. Any fees charged by institutions directly to their customers' accounts in connection with investments in a Fund will not be included in calculations of yield and performance.


     Shareholders will receive unaudited financial reports semi-annually that include the Funds' financial statements, including a list of investment securities held by the Funds' at those dates. Annual reports are audited by independent accountants.

                        MUNDER S&P 500 INDEX EQUITY FUND
                      MUNDER S&P MIDCAP INDEX EQUITY FUND
                     MUNDER S&P SMALLCAP INDEX EQUITY FUND
                        MUNDER AGGREGATE BOND INDEX FUND
                           MUNDER FOREIGN EQUITY FUND


                      STATEMENT OF ADDITIONAL INFORMATION
                                __________, 1997


     St. Clair Funds, Inc. (the "Company"), currently offers a selection of investment portfolios, five of which are offered in this Statement of Additional
Information: Munder S&P 500 Cap Index Equity Fund ("Large-Cap Index Fund"), Munder S&P MidCap Index Equity Fund ("MidCap Index Fund"), Munder S&P
SmallCap
Index Equity Fund ("SmallCap Index Fund"), Munder Aggregate Bond Index Fund ("Bond Index Fund") and Munder Foreign Equity Fund ("Foreign Fund") (collectively, the "Funds"). The Fund's investment advisor is Munder Capital Management (the "Advisor").

     Shares of the Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts, subject to regulatory approval ("Contracts") issued by various life insurance companies
(the "Insurers").

     This Statement of Additional Information is intended to supplement the information provided to investors in the Funds' Prospectus dated __________, 1997 and has been filed with the Securities and Exchange Commission ("SEC") as part of the Company's Registration Statement. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Funds' Prospectus dated __________, 1997. The contents of this Statement of Additional Information are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained through Longrow Securities Inc. (the "Distributor"), or by calling the Funds at (800) 438-5789. This Statement of Additional Information is dated __________, 1997.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR
ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT
INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY
OTHER AGENCY.  AN
INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING
THE POSSIBLE LOSS
OF PRINCIPAL.

                               TABLE OF CONTENTS

                                                                      PAGE
GENERAL...........................................................       3
FUND INVESTMENTS..................................................       3
RISK FACTORS AND SPECIAL CONSIDERATIONS - INDEX FUNDS.............
14
INVESTMENT LIMITATIONS............................................      15
DIRECTORS AND OFFICERS............................................      17
INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS................
21
CONTROL PERSON AND PRINCIPAL HOLDER OF SECURITIES.................      23
PORTFOLIO TRANSACTIONS............................................      23
PURCHASE AND REDEMPTION INFORMATION...............................      25
NET ASSET VALUE...................................................      26
PERFORMANCE INFORMATION...........................................      26
TAXES.............................................................      28
ADDITIONAL INFORMATION CONCERNING SHARES..........................      30
MISCELLANEOUS.....................................................      31
REGISTRATION STATEMENT............................................      32
APPENDIX A........................................................      A-1
APPENDIX B........................................................      B-1

No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectus does not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                    GENERAL

     The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc. which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Funds, Inc. on September 18, 1996.

     As stated in the Prospectus, the investment advisor of the Fund is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc. ("Old MCM"), Munder Group LLC, Woodbridge Capital Management,
Inc.
("Woodbridge") and WAM Holdings, Inc. ("WAM"). Mr. Lee P. Munder, the Advisor's Chief Executive Officer, indirectly owns or controls a majority of the partnership interests of the Advisor. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                                FUND INVESTMENTS

     The following supplements the information contained in the Funds' Prospectus concerning the investment objective and policies of the Funds. Each Fund's investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. There can be no assurance that any Fund will achieve its objective.

     FOREIGN SECURITIES. The Foreign Fund may invest in common stock of foreign issuers and American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System or the United States Over-the Counter Market ("OTC"). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

     The Bond Index Fund may invest in international dollar-denominated bonds such as Yankee bonds, which are dollar denominated bonds issued in the U.S. by foreign banks and corporations.

     Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

     There may be less publicly available information about foreign domiciled companies comparable to the reports and ratings published about companies in the United States. Investments in companies domiciled in foreign countries may be subject to potentially higher risks than investments in the United States.
These risks include (i) less social, political and economic stability; (ii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iii) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (iv) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

     Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. The economies of most of emerging markets and Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community.

     FUTURES CONTRACTS AND RELATED OPTIONS. The Funds currently expect that they may purchase and sell futures contracts on interest-bearing securities or securities or bond indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this Statement of Additional Information.

     INTEREST RATE SWAP TRANSACTIONS. The Bond Index Fund may enter into interest rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Interest rate swap transactions involve the exchange by the Fund with another party of its commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Typically, the parties with which the Fund will enter into interest rate swap transactions will be brokers, dealers or other financial institutions known as "counterparties." Certain Federal income tax requirements may, however, limit the Fund's ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders of the Fund will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders.

     The Bond Index Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund). Accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities or other high-grade debt securities, to avoid any potential leveraging of the Fund's portfolio.

     The Bond Index Fund will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO") or is believed by the Advisor to be equivalent to that rating. If the other party to a transaction defaults, the Fund will have contractual remedies pursuant to the agreements related to the transactions.

     The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be lower than it would have been if interest rate swaps were not used. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid in comparison with other similar instruments traded in the interbank market. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     INVESTMENT COMPANY SECURITIES. The Funds may invest in securities issued by other investment companies. The Foreign Fund may purchase shares of investment companies investing primarily in foreign securities, including so called "country funds". In addition, the LargeCap Index Fund and the MidCap Index Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of certain corresponding

S&P indices. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the corresponding S&P index. SPDRs are traded on the American Stock Exchange.

     As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made:
(i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole.

     MONEY MARKET INSTRUMENTS. As described in the Prospectus, the Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

     Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. [All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by a Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of such Fund's total assets at the time of purchase.]

     Investments by a Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's Rating Service ("S&P"), a division of McGraw-Hill Companies, Inc., or Moody's Investor Services, Inc. ("Moody's"). In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

     The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds invest in variable amount master notes only when the Advisor deems the investment to involve minimal credit risk.

     MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage

Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     OPTIONS. The Funds may write covered call options, buy put options, buy call options and write secured put options in an amount not exceeding 5% of their net assets. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract.
A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The writer of an option that wished to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event each Fund will have incurred a loss in the transaction. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Funds may write options in connection with buy-and-write transactions; that is, the Funds may purchase a security and then write a call option against that security. The exercise price of the call the Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

     In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its Custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with its custodian. The Funds may write call options that are not covered for cross-hedging purposes. Each of the Funds will limit its investment in uncovered put and call options purchased or written by the Fund to 5% of the Fund's total assets. The Funds will write put options only if they are "secured" by cash or cash equivalents maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

     Each of the Funds may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Funds will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.
Each of the Funds may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

     In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     RIGHTS AND WARRANTS. As stated in the Prospectus, each Fund (other than the Bond Index Fund) may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction.

     STOCK INDEX FUTURES, OPTIONS ON STOCK AND BOND INDICES AND
OPTIONS ON STOCK
AND BOND INDEX FUTURES CONTRACTS. The Funds may purchase and sell stock index futures, options on stock and bond indices and options on stock index futures contracts as a hedge against movements in the equity and bond markets.

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

     Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

     If the Advisor expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the relevant Fund's futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the relevant Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

     The Funds (except the Bond Index Fund) may purchase and write call and put options on stock index futures contracts and the Bond Index Fund may purchase and write call and put options on bond index futures contracts. Each Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, the Funds may purchase put options or write call options on stock and index futures (bond index futures in the case of the Bond Index Fund), rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which the Funds intend to purchase.

     In connection with transactions in stock or bond index futures, stock or bond index options and options on stock index or bond futures, the Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to from 5% to 8% of the contract amount.
Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.

     STRIPPED SECURITIES. The Bond Index Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

     Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

     Within the past several years the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     In addition, the Bond Index Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by FNMA or FHLMC.

     The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

     Yields on SMBS will be extremely sensitive to the prepayment experience on the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that a Fund may not fully recover its initial investment.

     The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board of Trustees. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's net asset value per share.

     U.S. GOVERNMENT OBLIGATIONS. The Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

     VARIABLE AND FLOATING RATE INSTRUMENTS. Debt instruments may be structured to have variable or floating interest rates. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Bond Index Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

     Variable and floating rate instruments held by the Bond Index Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

     REPURCHASE AGREEMENTS. The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations.

     The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements will be held by the Company's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

     BORROWING. Each Fund is authorized to borrow money in an amount up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the 1940 Act to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the market value of securities purchased with borrowed funds. Money borrowed will be subject to interest costs which may or may not be recovered by an appreciation of the securities purchased. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund.

     REVERSE REPURCHASE AGREEMENTS. The Funds may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain, in a segregated account, cash, U.S. Government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-
DELIVERY
TRANSACTIONS). When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

     When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

     The Funds will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

     When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     LENDING OF PORTFOLIO SECURITIES. To enhance the return on its portfolio, each Fund may lend securities in its portfolio (subject to a limit of 25% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash or U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of a possible delay in recovery of the securities or a possible loss of rights in the collateral should the borrower fail financially. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors.

     YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     OTHER. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

     It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A under the Securities Act of 1933, as amended, could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

            RISK FACTORS AND SPECIAL CONSIDERATIONS -- INDEX FUNDS

     Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. Index funds such as the Large-Cap Index Fund, MidCap Index Fund, SmallCap Index Fund (the "Equity Index Funds") and the Bond Index Fund are not managed in this manner. Instead, with the aid of a computer program, the Advisor purchases and sells securities for each Fund in an attempt to produce investment results that substantially duplicate the investment composition and performance of each Fund's respective corresponding Index (the "Corresponding Index"), taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

     With respect to the Equity Index Funds, a Fund does not expect to hold at any particular time all of the stocks included in the Corresponding Index. The Advisor believes, however, that through the application of capitalization weighing and sector balancing techniques it will be able to construct and maintain each Equity Index Fund's investment portfolio so that it reasonably tracks the performance of its Corresponding Index. The Advisor will compare the industry sector diversification of the stocks the Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the Corresponding Index. This comparison is made because the Advisor believes that, unless a Fund holds all stocks included in the Corresponding Index, the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors. As a result, events disproportionately affecting such industries could affect the performance of the Fund differently than the performance of the Corresponding Index. Conversely, if smaller companies were not purchased by the Fund, the representation of industries included in the Corresponding Index that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

     For these reasons, the Advisor will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in a Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the Corresponding Index. This process continues until the portfolio is fully invested (except for cash holdings).

     Redemptions of a substantial number of shares of a Fund could reduce the number of issuers represented in the Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the Corresponding Index.

     If an issuer drops in ranking, or is eliminated entirely from the Corresponding Index, the Advisor may be required to sell some or all of the common stock of such issuer then held by a Fund. Sales of portfolio securities may be made at times when, if the Advisor were not required to effect purchases and sales of portfolio securities in accordance with the Corresponding Index, such securities might not be sold. Such sales may result in lower prices for such securities than may been realized or in losses that may not have been incurred if the Advisor were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the Corresponding Index. However, although the Advisor does not intend to screen securities for investment by a Fund by traditional methods of financial and market analysis, the Advisor will monitor the Fund's investment with a view towards removing stocks of companies which exhibit extreme financial distress or which may impair for any reason the Fund's ability to achieve its investment objective.

     The Funds will invest primarily in the common stocks that constitute the Corresponding Index in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that a Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in the Corresponding Index, securities that are themselves outside the Corresponding Index. Such securities will be disposed of by the Fund in due course consistent with the Fund's investment objective.

     With respect to the Bond Index Fund, the Fund will invest in a group of fixed income securities selected from the Lehman Brothers Aggregate Bond Index ("Aggregate Bond Index") which are expected to perform similarly to the Index as a whole. The Bond Index Fund will be unable to hold all of the individual issues which comprise the Aggregate Bond Index because of the large number of securities involved. The Fund will however be constructed to approximately match the composition of the Aggregate Bond Index.

     As the Bond Index Fund will invest primarily in fixed-income securities, the Fund is subject to interest rate, income, call, credit and prepayment risk (with respect to mortgage-backed securities.) Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. Income risk is the potential for a decline in the Fund's income due to falling market interest rates. Credit risk is the possibility that a bond issuer will fail to make timely payments of either interest or principal to the Fund. Prepayment risk (for mortgage-backed securities) and call risk (for corporate bonds) is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity requiring the Fund to invest the proceeds at generally lower interest rates.

                            INVESTMENT LIMITATIONS

     Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous - Shareholder Approvals").

          Each Fund may not:

          1. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

          2. Invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

          3. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

          4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

          5. Make loans of securities to other persons in excess of 25% of the Fund's total assets, provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

          6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in selling portfolio securities;

          7. Purchase or sell real estate or any interest therein, but not including securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

          8. Purchase securities on margin, or make short sales of securities except for the use of short-term credit necessary for the clearance of purchase and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

          9. Make investments for the purpose of exercising control of management;

          10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of financial futures contracts and options on financial futures contracts, options on securities and securities indices, as permitted by the Fund's Prospectus; or

          11. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act) except to the extent the activities permitted by other enumerated Investment Limitations may be deemed to give rise to a senior security and as consistent with interpretations under the 1940 Act.

     Additional investment restrictions adopted by each Fund, which may be changed by the Board of Directors, provide that a Fund may not:

          1. Invest more than 15% of its net assets (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions or which are not otherwise marketable; or

          2. Invest in other investment companies except as permitted under the 1940 Act.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Fund's holdings of illiquid securities exceeds 15% because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                            DIRECTORS AND OFFICERS

     The directors and executive officers of the Company, and their business addresses and principal occupations during the past five years, are:

                                                     Principal Occupations
Name, Address and Age        Positions with Company  During the Past Five Years
---------------------        ----------------------  ---------------------------
Charles W. Elliott 1/        Chairman of the Board   Senior Advisor to the
3338 Bronson Boulevard       of Directors            President - Western
Kalmazoo, MI  49008                                  Michigan University since
Age: 64                                              July 1995; prior to that
                                                     Executive Vice President -
                                                     Administration & Chief
                                                     Financial Officer, Kellogg
                                                     Company from January 1987
                                                     through June 1995; before
                                                     that Price Waterhouse.
                                                     Board of Directors,
                                                     Steelcase Financial
                                                     Corporation.

John Rakolta, Jr.            Director and Vice       Chairman, Walbridge
1876 Rathmor                 Chairman of the Board   Aldinger Company
Bloomfield Hills, MI  48304  of Directors
Age: 49

Thomas B. Bender             Director                Investment Advisor,
7 Wood Ridge Road                                    Financial & Investment
Glen Arbor, MI  49636                                Management Group (since
Age: 63                                              April, 1991); Vice
                                                     President Institutional
                                                     Sales, Kidder, Peabody &
                                                     Co. (Retired April, 1991).

David J. Brophy              Director                Professor, University of
1025 Martin Place                                    Michigan; Director, River
Ann Arbor, MI 48104                                  Place Financial Corp.;
Age: 60                                              Trustee, Renaissance
                                                     Assets Trust.


Dr. Joseph E. Champagne      Director                Corporate and Executive
319 Snell Road                                       Consultant since September
Rochester, MI 48306                                  1995; prior to that
Age: 58                                              Chancellor, Lamar
                                                     University from September
                                                     1994 until September 1995;
                                                     before that Consultant to
                                                     Management, Lamar
                                                     University; President and
                                                     Chief Executive Officer,
                                                     Crittenton Corporation,
                                                     Crittenton Development
                                                     Corporation until August
                                                     1993; before that
                                                     President, Oakland
                                                     University of Rochester,
                                                     MI, until August 1991;
                                                     Member, Board of
                                                     Directors, Ross Operating
                                                     Valve of Troy, MI

Thomas D. Eckert             Director                President and COO,
10726 Falls Pointe Drive                             Mid-Atlantic Group of
Great Falls, VA 22066                                Pulte Home Corporation
Age: 49

Jack L. Otto                 Director                Retired; Director of
6532 W. Beech Tree Road                              Standard Federal Bank;
Glen Arbor, MI 49636                                 Executive Director,
Age: 70                                              McGregor Fund (a private
                                                     philanthropic foundation)
                                                     1981-1985; Managing
                                                     Partner, Detroit office of
                                                     Ernst & Young, until 1981.

Arthur DeRoy Rodecker        Director                President, Rodecker &
4000 Town Center                                     Company, Investment
Suite 101                                            Brokers, Inc. since
Southfield, MI 48075                                 November 1976; President,
Age: 69                                              RAC Advisors, Inc.,
                                                     Registered Investment
                                                     Advisor since February
                                                     1979; President and
                                                     Trustee, Helen L. DeRoy
                                                     Foundation, a charitable
                                                     foundation; Vice President
                                                     and Trustee, DeRoy
                                                     Testamentary Foundation, a
                                                     charitable foundation;
                                                     Trustee, Providence
                                                     Hospital Foundation.


Lee P. Munder                President               President and CEO of the
480 Pierce Street                                    Advisor; Chief Executive
Suite 300                                            Officer and President of
Birmingham, MI 48009                                 Old MCM, Inc.; Chief
Age: 51                                              Executive Officer of World
                                                     Asset Management; and
                                                     Director, LPM Investment
                                                     Services, Inc. ("LPM").

Terry H. Gardner             Vice President, Chief   Vice President and Chief
480 Pierce Street            Financial Officer and   Financial Officer of the
Suite 300                    Treasurer               Advisor; Vice President
Birmingham, MI 48009                                 and Chief Financial
Age: 36                                              Officer of Old MCM, Inc.
                                                     (February 1993 to
                                                     present); Audit Manager
                                                     Arthur Andersen & Co.
                                                     (1991 to February 1993);
                                                     Secretary of LPM

Paul Tobias                  Vice President          Executive Vice President
480 Pierce Street                                    and Chief Operating
Suite 300                                            Officer of the Advisor
Birmingham, MI 48009                                 (since April 1995) and
Age: 45                                              Executive Vice President
                                                     of Comerica, Inc.

Gerald Seizert               Vice President          Executive Vice President
480 Pierce Street                                    and Chief Investment
Suite 300                                            Officer/Equities of the
Birmingham, MI 48009                                 Advisor (since April
Age: 44                                              1995); Managing Director
                                                     (1991-1995), Director
                                                     (1992-1995) and Vice
                                                     President (1984-1991) of
                                                     Loomis, Sayles and
                                                     Company, L.P.

Elyse G. Essick              Vice President          Vice President and
480 Pierce Street                                    Director of Marketing for
Suite 300                                            the Advisor; Vice
Birmingham, MI 48009                                 President and Director of
Age: 38                                              Client Services of Old
                                                     MCM, Inc. (August 1988 to
                                                     December 1994).

James C. Robinson            Vice President          Vice President and Chief
480 Pierce Street                                    Investment Officer/Fixed
Suite 300                                            Income for the Advisor;
Birmingham, MI 48009                                 Vice President and
Age: 35                                              Director of Fixed Income
                                                     of Old MCM, Inc.
                                                     (1987-1994).


Leonard J. Barr, II          Vice President          Vice President and
480 Pierce Street                                    Director of Core Equity
Suite 300                                            Research of the Advisor;
Birmingham, MI 48009                                 Director and Senior Vice
Age: 52                                              President of Old MCM, Inc.
                                                     (since 1988); Director of
                                                     LPM.

Ann F. Putallaz              Vice President          Vice President and
480 Pierce Street                                    Director of Fiduciary
Suite 300                                            Services of the Advisor
Birmingham, MI 48009                                 (since January 1995);
Age: 51                                              Director of Client and
                                                     Marketing Services of
                                                     Woodbridge Capital
                                                     Management, Inc.

Richard H. Rose              Assistant Treasurer     Senior Vice President,
First Data Investor                                  First Data Investor
 Services Group, Inc.                                Services Group, Inc.
One Exchange Place                                   (since May 6, 1994).
6th Floor                                            Formerly, Senior Vice
Boston, MA 02109                                     President, The Boston
Age: 41                                              Company Advisors, Inc.
                                                     since November 1989.

Lisa A. Rosen                Secretary, Assistant    General Counsel of the
480 Pierce Street            Treasurer               Advisor since May, 1996;
Suite 300                                            Formerly Counsel, First
Birmingham, MI 48009                                 Data Investor Services
Age: 29                                              Group, Inc.; Assistant
                                                     Vice President and Counsel
                                                     with The Boston Company
                                                     Advisors, Inc.; Associate
                                                     with Hutchins, Wheeler &
                                                     Dittmar.

Teresa M. R. Hamlin          Assistant Secretary     Counsel, First Data
First Data Investor                                  Investor Services Group,
 Services Group, Inc.                                Inc.; Formerly Paralegal
One Exchange Place                                   Manager, The Boston
8th Floor                                            Company Advisors, Inc.
Boston, MA 02109
Age: 33

1/   Director is an "interested person" of the Company as defined in the 1940
     Act.

     Directors of the Company receive an aggregate fee from the Company, The Munder Funds Trust (the "Trust"), The Munder Funds, Inc. ("Munder") and The Munder Framlington Funds Trust ("Framlington Trust") comprised of an annual retainer fee and a fee for each Board meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

     The following table summarizes the compensation paid by Munder and the Trust to their respective Directors/Trustees for the fiscal year ended June 30, 1996. Neither the Company nor Framlington Trust had operations during the fiscal year ended June 30, 1996.

                              Aggregate               Pension
                             Compensation         Retirement            Estimated
         Name of            from the Trust     Benefits Accrued      Annual Benefits      Total
from
         Person                  and             as Part of              upon             the Fund
      and Position              Munder         Fund Expenses          Retirement          Complex
      ------------              ------         -------------         -----------          -------
Charles W. Elliott             $14,000.00           None                 None             $14,000.00
Chairman

John Rakolta, Jr.              $14,000.00           None                 None             $14,000.00
Vice Chairman

Thomas B. Bender               $14,000.00           None                 None             $14,000.00
Trustee and Director

David J. Brophy                $14,000.00           None                 None             $14,000.00
Trustee and Director

Dr. Joseph E. Champagne        $14,000.00           None                 None
$14,000.00
Trustee and Director

Thomas D. Eckert               $14,000.00           None                 None             $14,000.00
Trustee and Director

Jack L. Otto                   $14,000.00           None                 None             $14,000.00
Trustee and Director

Arthur DeRoy Rodecker           $14,000.00          None                 None
$14,000.00
Trustee and Director

     No officer, director or employee of the Advisor, Comerica, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Company, the Trust, Munder or Framlington Trust.

     The Company will not employ Rodecker & Company, Investment Brokers, Inc. to effect brokerage transactions for the Funds.

              INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

     INVESTMENT ADVISOR. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are Woodbridge, WAM, Old MCM, and Munder Group, LLC. Woodbridge and WAM are wholly-owned subsidiaries of Comerica Bank -- Ann Arbor, which, in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

     Under the terms of the Investment Advisory Agreement between the Company and the Advisor with respect to the Funds (the "Advisory Agreement"), the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.

     For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from each Fund, computed daily and payable monthly, at an annual rate of .05% of average daily net assets of the Fund.

     The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of a Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with a Fund without penalty upon 90 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

     DISTRIBUTION AGREEMENT. The Company has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis to separate accounts of the Insurers. The Distributor's principal offices are located at 222 South Central Avenue, St. Louis, Missouri 63105.

     SHAREHOLDER SERVICING ARRANGEMENTS.  The Funds have adopted a
Shareholder
Servicing Plan (the "Plan") under which the Distributor, Insurers, and other dealers that offer the Contracts may be paid by the Funds in connection with providing shareholder services to the Contractowners. Under the Plan, each fund may incur such shareholder servicing expenses in amounts up to an annual rate of
 .25% of the average daily net assets of each Fund.

     The services provided by the Service Organizations under the Plan may include execution and processing of orders from Insurers; processing purchase, exchange and redemption requests furnished to the Insurers by the Contractowners;
placing orders with the Transfer Agent; processing dividend and distribution payments from the Funds; providing statements of additional information and information periodically showing positions in Fund shares; and providing such other personal and account maintenance services as may reasonably be requested by the Funds.

     ADMINISTRATION AGREEMENT. First Data Investor Services Group, Inc. ("First Data") located at 53 State Street, Boston, Massachusetts 02109 serves as administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). First Data has agreed to maintain office facilities for the Company; provide accounting and bookkeeping services for the Funds, including the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company.

     The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or gross negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

     CUSTODIAN AND TRANSFER AGENCY AGREEMENTS.  Comerica Bank (the
"Custodian"),
whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, MI 48226, maintains custody of each Fund's assets pursuant to a custodian agreement ("Custody Agreement") with the Company. Under the Custody Agreement, the Custodian (i) maintains a separate account in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund,
(iii) accepts receipts and makes disbursements of money on behalf of each Fund,
(iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Directors concerning each Fund's operations. The Custodian is authorized to select one or more domestic or foreign banks or trust companies to serve as sub-custodian on behalf of the Funds.

     First Data also serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement (the "Transfer Agency Agreement") with the Company, under which First Data (i) issues and redeems shares of each Fund, (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of each Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Funds.

     OTHER INFORMATION PERTAINING TO ADMINISTRATION, CUSTODIAN
AND TRANSFER
AGENCY AGREEMENTS. As stated in the Prospectus, the Administrator and Transfer Agent each receives, as compensation for its services, [fees from the Funds based on the aggregate average daily net assets of the Funds and other investment portfolios advised by the Advisor.] The Custodian receives a separate fee for its services. In approving the Administration Agreement and Transfer Agency Agreement, the Board of Directors did consider the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable by the Company in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of each Fund and the fact that neither the Administrator nor the Transfer Agent is affiliated with the Company or the Advisor. The Board also considered its responsibilities under federal and state law in approving these agreements.

     Comerica Bank provides custodial services to the Fund. [As compensation for its services, Comerica Bank is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios for which Comerica Bank provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, plus 0.02% of the next $500 million of net assets, plus 0.01% of all net assets in excess of $600 million.] Comerica Bank also receives certain transaction based fees.

               CONTROL PERSON AND PRINCIPAL HOLDER OF SECURITIES

     The separate accounts of the Insurers are the sole shareholders of the Funds and therefore are considered to be control persons of the Funds.

                            PORTFOLIO TRANSACTIONS

     Subject to the general supervision of the Board of Directors, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Fund.

     Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed.

     Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor believes such practice to be in each Fund's interests.

     The portfolio turnover rate of each Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year. Each Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

     In the Advisory Agreement, the Advisor agrees to select broker-dealers in accordance with guidelines established by the Company's Board of Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Advisor, subject to the prior approval of the Company's Board of Directors, to cause each Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Funds may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     Portfolio securities will not be purchased from or sold to the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

     Investment decisions for each Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as the Funds are concerned, in other cases it is believed to be beneficial to the Funds. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in executing transactions.

     The Funds will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Advisor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

     Except as noted in the Prospectus and this Statement of Additional Information the Funds' service contractors bear all expenses in connection with the performance of its services and each Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; shareholder servicing fees; fees and expenses of officers and directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying each Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board of Directors determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Funds in addition to the Company's other funds. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                      PURCHASE AND REDEMPTION INFORMATION

     Purchases and redemptions are discussed in the Funds' Prospectus and such information is incorporated herein by reference.

     PURCHASES. Each Fund's shares are continuously offered to the Insurers' separate accounts at the net asset value per share next determined after a
proper purchase request has been received by the Insurer.   The Funds and the
Distributor
reserve the right to reject any purchase order for shares of the Funds.

     REDEMPTIONS. Payments for redeemed shares will ordinarily be made within seven (7) business days after the Funds receive a redemption order from the relevant Insurer. The redemption price will be the net asset value per share next determined after the Insurer receives the Contractowner's request in proper form. The Company reserves the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the New York Stock Exchange is closed for other than customary weekend and holiday closings; (ii) the SEC has by order permitted such suspension or postponement for the protection of shareholders; or
(iii) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable.

     Redemption proceeds are normally paid in cash; however, each Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming Shareholder might incur transaction costs in converting the assets into cash. Each Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder.

     The prospectus(es) for the Insurers' variable annuities describe the allocation, transfer and withdrawal provisions of such annuities.

                                NET ASSET VALUE

     In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Directors.

                            PERFORMANCE INFORMATION

     From time to time, quotations of a Fund's performance may be included in advertisements, sales literature, or reports to existing or prospective owners of the Insurers' variable contracts. These performance figures are calculated in the following manner:

YIELD

     The Bond Index Fund's 30-day (or one month) standard yield described in the Prospectus is calculated for the Fund in accordance with the method prescribed by the SEC for mutual funds:


               YIELD =    2[((a - b)+1)/6/- 1]
                             -----
                                cd

Where:    a  = dividends and interest earned by a Fund during the period;

          b = expenses accrued for the period (net of reimbursements and waivers);

          c = average daily number of shares outstanding during the period entitled to receive dividends; and

          d  = maximum offering price per share on the last day of the period.

     For the purpose of determining interest earned on debt obligations purchased by the Fund at a discount or premium (variable "a" in the formula), the Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by the Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

     With respect to mortgage or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

AVERAGE ANNUAL TOTAL RETURN

     A Fund may advertise its "average annual total return" and will compute such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                    P (1 + T)/n/ = ERV

     Where:    T      =  average annual total return;

               ERV    =  ending redeemable value of a hypothetical $1,000

                         payment made at the beginning of the 1, 5, or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

               P      =  hypothetical initial payment of $1,000; and

               n      =  period covered by the computation, expressed in years.

AGGREGATE TOTAL RETURN

     A Fund may advertise its "aggregate total return" and will compute such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                       (ERV)    - 1
                                       -----
          Aggregate Total Return  =      P

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

     The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

     From time to time, in advertisements or in reports to shareholders, the Funds' yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Funds' yield may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds.

                                     TAXES

     The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.
Potential investors should consult their tax advisors with specific reference to their own tax situations.

     Each Fund will elect to be taxed separately as a regulated investment company under Subchapter M, of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to the separate accounts, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Gain Test"). Interest (including original issue discount and "accrued market discount") received by a Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than

25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Repurchase agreements collateralized by U.S. treasury securities are not treated for purposes of the diversification requirement described in this paragraph as U.S. Government securities.

     Certain debt instruments acquired by a Fund may include "original issue discount" or "market discount". As a result, a Fund may be deemed under tax law rules to have earned discount income in taxable periods in which it does not actually receive any payments on the particular debt instruments involved. This income, however, will be subject to the Distribution Requirements and must also be distributed in accordance with the excise tax distribution rules discussed above, which may cause the Fund to have to borrow or liquidate securities to generate cash in order to timely meet these requirements (even though such borrowing or liquidating securities at that time may be detrimental from the standpoint of optimal portfolio management). Gain from the sale of a debt instrument having market discount may be treated for tax purposes as ordinary income to the extent that market discount accrued during the Fund's ownership of that instrument.

     Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to the separate accounts as ordinary income and will not be eligible for the dividends received deduction for corporations.

     Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares.

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders.

     The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

     To comply with regulations under Section 817(h) of the Code, each Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h) of the Code, obligations of the U.S. Treasury and each U.S. Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable annuity contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the separate account's sponsoring insurance company, to be treated as the owner of the assets held by the separate account. If the variable annuity contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable annuity contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that a Fund will be able to operate as described currently in the Prospectus or that the Fund will not have to change its investment policies or goals.

     The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                   ADDITIONAL INFORMATION CONCERNING SHARES

     The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors have authorized the issuance of shares of common stock representing interests in Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund and Institutional Index Equity Fund.

     Shares of the Funds have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus and Statement of Additional Information, shares will be fully paid and non-assessable by the Company. In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and the Company's other Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved, based on the number of shares of the Fund that are held by each shareholder.

     Shareholders of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of such Fund in the matter are substantially identical to the interests of other Funds of the Company or that the matter does not affect any interest of such Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular Fund.

     Shareholder meetings to elect directors will not be held unless and until such time as required by law. At that time, the directors then in office will call a shareholders' meeting to elect directors. Except as set forth above, the directors will continue to hold office and may appoint successor directors. Meetings of the shareholders of the Company shall be called by the directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     Notwithstanding any provision of Maryland law requiring a greater vote of the Company's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Funds and the Company's other Funds, if any (voting together without regard to class).

                                 MISCELLANEOUS

     COUNSEL. The law firm of Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC 20005, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Company.

     INDEPENDENT AUDITORS. Ernst & Young LLP, serves as the Company's independent auditors.

     SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, a "majority of the outstanding shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

     BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

     The Advisor and the Custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Company.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of the Funds or result in a financial loss to any shareholder of the Funds.

                            REGISTRATION STATEMENT

     This Statement of Additional Information and the Funds' Prospectus do not contain all the information included in the Funds' registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Funds' Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Funds' registration statement, each such statement being qualified in all respect by such reference.

                                  APPENDIX A
                                  ----------

                             - RATED INVESTMENTS -


CORPORATE BONDS
---------------

     Excerpts from MOODY'S INVESTORS SERVICES, INC. ("MOODY'S") description of its bond ratings:

     "AAA":    Bonds that are rated "Aaa" are judged to be of the best quality.
     ------
They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "AA":     Bonds that are rated "Aa" are judged to be of high-quality by all
     -----
standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A":      Bonds that are rated "A" possess many favorable investment
     ----
attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "BAA":    Bonds that are rated "Baa" are considered as medium grade
     ------
obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appears adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "BA":     Bonds that are rated "Ba" are judged to have speculative
     -----
elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B":      Bonds that are rated "B" generally lack characteristics of
     ----
desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "CAA":    Bonds that are rated "Caa" are of poor standing.  These issues
     ------
may be in default or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     Excerpts from STANDARD & POOR'S CORPORATION ("S&P") description of its bond ratings:

     "AAA":    Debt rated "AAA" has the highest rating assigned by S&P. Capacity
     ------
to pay interest and repay principal is extremely strong.

     "AA":     Debt rated "AA" has a very strong capacity to pay interest and
     -----
repay principal and differs from "AAA" issues by a small degree.

     "A":      Debt rated "A" has a strong capacity to pay interest and repay
     ----
principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     "BBB":    Bonds rated "BBB" are regarded as having an adequate capacity to
     ------
pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     "BB", "B" AND "CCC":   Bonds rated "BB" and "B" are regarded, on balance,
     --------------------
as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

COMMERCIAL PAPER
----------------

     The rating "PRIME-1" is the highest commercial paper rating assigned by MOODY'S. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issues rated "PRIME-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                                  APPENDIX A
                                  ----------

                             - RATED INVESTMENTS -

COMMERCIAL PAPER
----------------

     Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Boards of Trustees and Directors. Highest quality ratings for commercial paper for Moody's and S&P are as follows:

     MOODY'S:  The rating "PRIME-1" is the highest commercial paper rating
     --------
category assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

     S&P:      Commercial paper ratings of S&P are current assessments of the
     ----
likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated in the "A-1" category by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+".

                                  APPENDIX B


     As stated in the Prospectus, the Funds may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.   Interest Rate Futures Contracts
     -------------------------------

     Use of Interest Rate Futures Contracts.  Bond prices are established in
     --------------------------------------
both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

     Description of Interest Rate Futures Contracts.  An interest rate futures
     ----------------------------------------------
contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or at near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

     Example of Futures Contract Sale.  The Funds would engage in an interest
     --------------------------------
rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The Advisor wishes to fix the current market value of the portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Advisor believes that, because of an anticipated rise in interest rates, the value will decline to 95. The fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

     In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

     The Advisor could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

     If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

     Example of Futures Contract Purchase.  The Funds would engage in an
     ------------------------------------
interest rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

     For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Advisor wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Advisor believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 91/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

     The Advisor could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

     If, however, short-term rates remained above available long-term rated, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.  Index Futures Contracts
     -----------------------

     General.  A bond index assigns relative values of the bonds included in the
     -------
index bind the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

     A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexed, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.

     Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

     A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

     In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Examples of Stock Index Futures Transactions.  The following are examples
     --------------------------------------------
of transactions in stock index futures (net of commissions and premiums, if any).

                 ANTICIPATORY PURCHASE HEDGE:  Buy the Future
              Hedge Objective:  Protect Against Increasing Price


               Portfolio                                Futures
               ---------                                -------

                                          -Day Hedge is Placed-
Anticipate buying $62,500 in Equity       Buying 1 Index Futures at 125
 Securities                               Value of Futures = $62,500/Contract

                                          -Day Hedge is Lifted-
Buy Equity Securities with Actual Cost    Sell 1 Index Futures at 130
 = $65,000                                Value of Futures = $65,000/Contract
Increase in Purchase Price = $2,500       Gain on Futures = $2,500


                  HEDGING A STOCK PORTFOLIO:  Sell the Future
                  Hedge Objective:  Protect Against Declining
                            Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Portfolio Beta Relative to the Index = 1.0


               Portfolio                             Futures
               ---------                             -------

                                          -Day Hedge is Placed-
Anticipate Selling $1,000,000 in Equity   Sell 16 Index Futures at 125
 Securities                               Value of Futures = $1,000,000

                                          -Day Hedge is Lifted-
Equity Securities - Own Stock             Buy 16 Index Futures at 120
     with Value = $960,000                Value of Futures = $960,000
Loss in Portfolio Value = $40,000         Gain on Futures = $40,000

III.  Margin Payments
      ---------------

     Unlike purchase or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.  Risks of Transactions in Futures Contracts
     ------------------------------------------

     There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor. It is also possible that, when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

     Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

     In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Funds is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when they may be disadvantageous to do so.

V.  Options on Futures Contracts
    ----------------------------

     The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII.  Other Matters
      -------------

     Accounting for futures contracts will be in accordance with generally accepted accounting principles.

ST. CLAIR FUNDS, INC.


   	The purpose of this Post-Effective Amendment filing is to add to the Registration Statement disclosure regarding five new portfolios of the Registrant, namely the Munder S&P 500 Index Equity Fund, Munder S&P MidCap
Index Equity Fund, Munder S&P SmallCap Index Equity Fund,
Munder Foreign Equity Fund and Munder Aggregate Bond Index
Fund.

	The prospectus and statement of additional information relating to the Liquidity Plus Money Market
Fund is not included in this filing.


PART C.	OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
		---------------------------------------

	(a)	Financial Statements

		Not applicable.

	(b)	Exhibits:

   (1)	(a)	Articles of Incorporation dated May 22,
1984 are incorporated herein by reference to Post-
Effective Amendment No. 20 to Registrant's Registration
Statement on Form N-1A filed with the Commission on November 15, 1996.

	(b)	Articles Supplementary to Registrant's Articles
of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

	(c)	Articles of Amendment to Registrant's Articles
of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

	(d)	Articles Supplementary to Registrant's Articles
of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

	(e)	Certificate of Correction is incorporated herein
by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

	(f)	Articles Supplementary to Registrant's Articles
of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

	(g)	Certificate of Correction is incorporated herein
by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

	(h)	Articles of Amendment to Registrant's Articles
of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

	(i)	Articles Supplementary to Registrant's Articles
of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

	(j)	Form of Articles Supplementary to Registrant's
Articles of Incorporation relating to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder
S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund.*

	(k)	Form of Certificate of Correction relating to
the Liquidity Plus Money Market Fund.*

	(2)	(a)	By-Laws as amended, restated and adopted
by Registrant's Board of Directors on March 2, 1990 are incorporated herein by reference to Exhibit 2(a) of Post-
Effective Amendment No. 9 to Registrant's Registration
Statement on Form N-1A, filed on November 29, 1990.

	(3)		Not applicable.

	(4)		Not applicable.

   (5)	(a)	Form of Investment Advisory Agreement
between Registrant and Munder Capital Management with respect to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective
Amendment No. 20 to Registrant's Registration Statement on
Form N-1A filed with the Commission on November 15, 1996.

	(b)	Form of Investment Advisory Agreement between
Registrant and Munder Capital Management with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund.*


   (6)	(a)	Form of Distribution Agreement between
Registrant and Funds Distributor Inc., with respect to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to
Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

	(b)	Form of Distribution Agreement between
Registrant and Longrow Securities Inc., with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index
Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder
Foreign Equity Fund and Munder Aggregate Bond Index Fund.*


	(7)	Not applicable.

   (8)	(a)	Custody Agreement between Registrant and
Comerica Bank is incorporated herein by reference to Post-
Effective Amendment No. 20 to Registrant's Registration
Statement on Form N-1A filed with the Commission on November 15, 1996.

	(b)	Form of Notice to Custodian Agreement is
incorporated herein by reference to Post-Effective
Amendment No. 20 to Registrant's Registration Statement on
Form N-1A filed with the Commission on November 15, 1996.

	(c)	Form of Custody Agreement between Registrant and
Comerica Bank with respect to Liquidity Plus Money Market
Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap
Index Equity Fund, Munder S&P SmallCap Index Equity Fund,
Munder Foreign Equity Fund and Munder Aggregate Bond Index
Fund.*

   (9)	(a)	Administration Agreement between
Registrant and The Shareholder Services Group, Inc. is incorporated herein by reference to Post-Effective
Amendment No. 20 to Registrant's Registration Statement on
Form N-1A filed with the Commission on November 15, 1996.

	(b)	Form of Notice to Administration Agreement with
respect to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective
Amendment No. 20 to Registrant's Registration Statement on
Form N-1A filed with the Commission on November 15, 1996.

	(c)	Form of Amended and Restated Administration
Agreement between Registrant and First Data Investor
Services Group, Inc. with respect to Liquidity Plus Money
Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P
MidCap Index Equity Fund, Munder S&P SmallCap Index Equity
Fund, Munder Foreign Equity Fund and Munder Aggregate Bond
Index Fund.*

	(d)	Transfer Agency and Registrar Agreement between
Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Post-Effective
Amendment No. 20 to Registrant's Registration Statement on
Form N-1A filed with the Commission on November 15, 1996.

	(e)	Form of Notice to Transfer Agency and Registrar
Agreement with respect to the Liquidity Plus Money Market
Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on
Form N-1A on filed with the Commission on November 15, 1996.

	(f)	Form of Transfer Agency and Registrar Agreement
between Registrant and First Data Investor Services Group,
Inc. with respect to Liquidity Plus Money Market Fund,
Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund.*


	(g)	Form of Participation Agreement between
Registrant, Zurich-Kemper and Longrow Securities Inc., with respect to Munder S&P 500 Index Equity Fund, Munder
S&P MidCap Index Equity Fund, Munder S&P SmallCap Index
Equity Fund, Munder Foreign Equity Fund and Munder
Aggregate Bond Index Fund.*

   (10)	Opinion and consent of counsel.*

   (11)	Powers of Attorney are incorporated herein by
reference to Exhibit 11 of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 21, 1996.

	(12)	Not Applicable

	(13)	Not Applicable.

	(14)	Not Applicable.

   (15)(a)	Form of Service and Distribution Plan of the
Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to
Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

	(b)	Form of Shareholder Servicing Plan with respect
to Munder S&P 500 Index Equity Fund, Munder S&P MidCap
Index Equity Fund, Munder S&P SmallCap Index Equity Fund,
Munder Foreign Equity Fund and Munder Aggregate Bond Index
Fund.*

   (16)(a)	Schedules for computation of annualized and
effective yields of the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective
Amendment No. 20 to Registrant's Registration Statement on
Form N-1A filed with the Commission on November 15, 1996.

	(b)	Schedules for computation of annualized and
effective yields with respect to Munder S&P 500 Index
Equity Fund, Munder S&P MidCap Index Equity Fund, Munder
S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is filed herein.

	(17)	Not Applicable.

	(18)	Not Applicable.

------------------------------------------
* To be filed by amendment.
------------------------------------------

	Item 25.	Persons Controlled by or under Common
Control with Registrant.
			------------------------------------------
----------------------------------

			Not Applicable.

   	Item 26.	Number of Holders of Securities
			--------------------------------------

			No record holders as of January 24, 1997.


	Item 27.	Indemnification
			------------------

    Article VII, Section 3 of the Registrant's Articles of
Incorporation ("Section 3") provides that the Registrant,
including its successors and assigns, shall indemnify its
directors and officers and make advance payment of related
expenses to the fullest extent permitted, and in
accordance with the procedures required, by the General
Laws of the State of Maryland and the Investment Company
Act of 1940.   Such indemnification shall be in addition
to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI, Section 2 of the Registrant's By-laws provides that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorney's fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under General Laws of the State of Maryland and the Investment Company Act of 1940, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The indemnification provided by this Section 2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any issuance or other agreement, vote of shareholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's
Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


	Item 28.	Business and Other Connections of
Investment Adviser
			------------------------------------------
-----------------------

			Munder Capital Management

	Position
Name	with Adviser

Old MCM, Inc.	Partner

Munder Group LLC	Partner

WAM Holdings, Inc.	Partner

Woodbridge Capital	Partner
Management, Inc.

Lee P. Munder	President and Chief Executive Officer



Leonard J. Barr, II	Senior Vice President and
	Director of Research

Ann J. Conrad	Vice President and Director of
	Special Equity Products

Terry H. Gardner	Vice President and Chief
	Financial Officer

Elyse G. Essick	Vice President and Director of
	Client Services

Sharon E. Fayolle	Vice President and Director of
	Money Market Trading

Otto G. Hinzmann	Vice President and Director of
	Equity Portfolio Management

Anne K. Kennedy	Vice President and Director of
	Corporate Bond Trading

Ann F. Putallaz	Vice President and Director
	of Fiduciary Services

Peter G. Root	Vice President and Director of
	Government Securities Trading

Lisa A. Rosen	General Counsel and Director
	of Mutual Fund Operations

James C. Robinson	Vice President and Chief
	Investment Officer/Fixed Income

Gerald L. Seizert	Executive Vice President and Chief
	Investment Officer/Equity

Paul D. Tobias	Executive Vice President and
	Chief Operating Officer

	For further information relating to the Investment
Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder
Capital Management.  See File No. 801-32415.



	Item 29.	Principal Underwriters.
			---------------------------

	(a)	With respect to Liquidity Plus Money Market
Fund:  Funds Distributor, Inc. ("FDI"), located at 60
State Street, Boston, Massachusetts 02109, is the principal underwriter of the Funds. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies other than the Registrant:

HT Insight Funds, d/b/a Harris Insight Funds
Harris Insight Funds Trust    	Skyline Funds
The Munder Funds Trust        	Foreign Fund, Inc.
St. Clair Funds, Inc.         	Fremont Mutual Funds, Inc.
BJB Investment Funds          	RCM Capital Funds, Inc.
PanAgora Funds
RCM Equity Funds, Inc.
Waterhouse Investors Cash Management Fund, Inc.
LKCM Fund
Pierpont Funds
JPM Advisor Funds
JPM Institutional Funds

With respect to the Munder S&P 500 Index Equity Fund,
Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap
Index Equity Fund, Munder Foreign Equity Fund and Munder
Aggregate Bond Index Fund:  Longrow Securities Inc.
("Longrow"), located at 222 South Central Avenue, St.
Louis, Missouri 63105. Longrow does not act as principal underwriter to any other investment company other than the Registrant.

(b)	The information required by this Item 29(b) with
respect to each director, officer or partner of FDI is incorporated by reference to Schedule A of Form BD filed by FDI with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (SEC File
No. 8-20518).

The information required by this Item 29(b) with respect to each director, officer or partner of Longrow is incorporated by reference to Schedule A of Form BD filed by Longrow with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (SEC File
No. 2-21442).

	(c)		Not Applicable

   	Item 30.	Location of Accounts and Records
			-----------------------------------------

The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

(1)	Munder Capital Management, 480 Pierce Street or 255
East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor)

(2)	First Data Investor Services Group, Inc., 53 State
Street, Exchange Place, Boston, Massachusetts 02109 or
4400 Computer Drive, Westborough, Massachusetts 01581
(records relating to its functions as administrator and transfer agent)

(3)	Funds Distributor, Inc., 60 State Street, Boston,
Massachusetts 02109 (records relating to its function as distributor of Liquidity Plus Money Market Fund)

(4)	Longrow Securities Inc., 222 South Central Avenue,
St. Louis, Missouri 63105 (records relating to its function as distributor of the Munder S&P Index Equity
Fund, Munder S&P MidCap Index Equity Fund, Munder S&P
SmallCap Index Equity Fund, Munder Foreign Equity Fund and
Munder Aggregate Bond Index Fund)

(5)	Comerica Bank, 1 Detroit Center, 500 Woodward Avenue,
Detroit, Michigan 48226 (records relating to its function as custodian)

	Item 31.	Management Services
			--------------------------

			None.

	Item 32.	Undertakings
			----------------

(1)	Registrant hereby undertakes to call a meeting of its
shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least
10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.

(2)	Registrant hereby undertakes to furnish each person
to whom a prospectus is delivered a copy of the Registrant's most recent annual report to shareholders, upon request without charge.

   	(3)	Registrant undertakes to file a Post-Effective
Amendment, using reasonably current financial statements which need not be certified, within four to six months from the effective date of the Registration Statement with respect to the Liquidity Plus Money Market Fund, Munder
S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder
Foreign Equity Fund and Munder Aggregate Bond Index
Fund.



SIGNATURES



	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 3rd day of February, 1997.

ST. CLAIR FUNDS, INC.

By:	*
	 Lee P. Munder


* By:	/s/ Teresa M.R. Hamlin
	Teresa M.R. Hamlin
	as Attorney-in-Fact

SIGNATURES

	Pursuant to the requirements of the Securities Act of
1933, as amended, this Registration `	Statement has been
signed by the following persons in the capacities and on the date indicated:

Signatures	Title	Date

*		President and Chief	February 3, 1997
 Lee P. Munder		Executive Officer

*		Director	February 3, 1997
 Charles W. Elliott

*		Director	February 3, 1997
 Joseph E. Champagne

*		Director	February 3, 1997
 Arthur DeRoy Rodecker

*		Director	February 3, 1997
 Jack L. Otto

*		Director	February 3, 1997
 Thomas B. Bender

*		Director	February 3, 1997
 Thomas D. Eckert



*		Director	February 3, 1997
 John Rakolta, Jr.

*		Director	February 3, 1997
 David J. Brophy

*		Vice President,	February 3, 1997
 Terry H. Gardner		Treasurer and
		Chief Financial Officer


*By:	/s/ Teresa M.R. Hamlin
	Teresa M.R. Hamlin
	as Attorney-in-Fact

*	The Powers of Attorney are incorporated herein by
reference to Post-Effective Amendment No. 16 to
Registrant's Registration Statement on Form N-1A filed with the Commission on June 21, 1996.



EXHIBIT INDEX

Exhibit	Description

Exhibit 16(b)	Schedule of Computation




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